Note 8 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2021	2022
Income:
Net income	3,082,679	21,112,528
Dividends to Series B Preferred shares	(570,925)	-
Preferred deemed dividend	(120,000)	-
Net income attributable to common shareholders	2,391,754	21,112,528
Weighted average common shares – outstanding, basic	2,322,588	2,872,966
Basic earnings per share	1.03	7.35

Effect of dilutive securities:
Dilutive effect of unvested shares	42,291	38,771
Weighted average common shares – outstanding, diluted	2,364,879	2,911,737
Diluted earnings per share	1.01	7.25